ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net, consisted of the following:

	September 30, 2023	September 30, 2022

Accounts receivable associated with digital advertising services	$9,507,102	$2,032,717

Less: allowance for doubtful account	(101,947)	-
Accounts receivable, net	$9,405,155	$2,032,717

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION

Accounts receivable by aging bucket	Balance as of September 30, 2023	Subsequent collection	% of subsequent collection
Less than 6 months	$7,202,265	$6,494,654	90%
From 7 to 9 months	1,901,248	1,875,761	99%
From 10 to 12 months	393,895	391,364	99%
Over 1 year	9,694	-	-%
Total gross accounts receivable	9,507,102	8,761,779	92%
Allowance for doubtful accounts	(101,947)	-	-
Accounts receivable, net	$9,405,155	$8,761,779	93%